Other Receivables and Other Current Assets, Net	6 Months Ended
Sep. 30, 2025
Other Receivables and Other Current Assets, Net [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

NOTE 5 – OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

Other receivables and other current assets consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025

Receivable from a third-party company*	$422,812	$414,789
Deposits	140,469	137,804
Loan receivables	98,328	124,712
Other receivables	119,080	108,281
Total prepayments, receivables and other assets	780,689	785,586
Less: allowance for doubtful accounts	(475,552)	(466,528)
Prepayments, receivables and other assets, net	$305,137	$319,058

*	In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. For the years ended March 31, 2022 and 2021, the company received payment of $15,581 (RMB 100,000) and $3.1 million (RMB 21.25 million) from Huangshan Panjie, respectively. For the year ended March 31, 2023, the Company received payment of $58,381 (RMB 400,000) from Huangshan Panjie. As no further collection has been made as of March 31, 2023, the Company recorded credit loss provision of $473,237 (RMB 3.25 million) for the remaining balance in full. For the year ended March 31, 2024, the Company received payment of $33,486 (RMB 240,000) from Huangshan Panjie and recorded recovery of credit loss provision of $33,486 (RMB 240,000). The Company has made efforts to collect the remaining balance via court order.